STAGECOACH FUNDS

                    Strategic Income and Corporate Bond Funds

                      Supplement dated July 10, 1998 to the
                         Prospectus dated April 1, 1998

                   Strategic Income Fund:

                   The following table replaces the operating expense table under "Annual Fund Operating Expenses" on page 6:




                           -------------------------------------------------------------------
                                                                  Class A     Class B   Class C

                                                                  -----------------------------
                            -------------------------------------------------------------------
                            Rule 12b-1 fee                           0.05%     0.75%     0.75%
                            -------------------------------------------------------------------
                            -------------------------------------------------------------------
                            Management fee                           0.60%     0.60%     0.60%
                            -------------------------------------------------------------------
                            Other expenses                           0.45%     0.50%     0.50%
                              (after waivers or reimbursements)
                            -------------------------------------------------------------------
                            -------------------------------------------------------------------
                           TOTAL FUND OPERATING EXPENSES            1.10%     1.85%     1.85%
                              (after waivers or reimbursements)
                            -------------------------------------------------------------------
                            Other expenses                           0.75%     0.75%     0.75%
                              (before waivers or reimbursements)
                            -------------------------------------------------------------------
                            TOTAL FUND OPERATING EXPENSES            1.40%     2.10%     2.10%
                              (before waivers or reimbursements)
                            -------------------------------------------------------------------



                    The following statement replaces the third bullet point under the heading "Permitted Investments" on page 10:

                    * up to 50% of our total assets in debt securities that are below investment grade, including "high risk" securities;

                    Strategic Income and Corporate Bond Funds:

                    Insert the following sentence at the end of "Dealer Concessions and Rule 12b-1 fees" under the heading "Additional Services and Other Information" on page 32:

                    In addition to the Dealer Allowance and amounts for which Stephens is reimbursed through Rule 12b-1 fees and contingent deferred sales charges, Stephens may, from time to time, pay additional compensation to selling agents.

                           Please keep this supplement with your prospectus.


                                                              SC HYP SUP (7/98)